Income Taxes - Summary of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	¥ 1,472,925	¥ 1,737,922	¥ 2,056,433
Deferred income tax expense (benefit)	(305,691)	(113,087)	(162,768)
Income tax expense	1,167,234	1,624,835	1,893,665
TMC and domestic subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	1,053,788	965,512	1,432,299
Deferred income tax expense (benefit)	(376,104)	(131,329)	(42,906)
Foreign subsidiaries [Member]
Disclosure of current and deferred tax expense benefit [Line items]
Current income tax expense	419,137	772,410	624,134
Deferred income tax expense (benefit)	¥ 70,413	¥ 18,242	¥ (119,862)